Filed with the Securities and Exchange Commission on October 28, 2016

1933 Act Registration File No.   333-205411
1940 Act File No. 811- 23063

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	8	[	X	]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	11	[	X	]
(Check appropriate box or boxes.)

HORIZON FUNDS
(Exact Name of Registrant as Specified in Charter)
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
 (Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (704) 544-2399

Matthew S. Chambers
Horizon Funds
13024 Ballantyne Corporate Place, Suite 225
Charlotte, North Carolina 28277
(Name and Address of Agent for Service)

Copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 8 to the Registration Statement for the Horizon Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 7 on Form N‑1A filed on October 7, 2016. This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte and the State of North Carolina on October 28, 2016.

Horizon Funds

By: /s/ Robert J. Cannon
Robert J. Cannon
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert J. Cannon	President and Trustee	October 28, 2016
Robert J. Cannon

John W. Davidson*	Trustee	October 28, 2016
John W. Davidson

Todd W. Gaylord*	Trustee	October 28, 2016
Todd W. Gaylord

Thomas W. Okel* Thomas W. Okel	Trustee	October 28, 2016

/s/ Benjamin Johnson	Treasurer	October 28, 2016
Benjamin Johnson

* By: /s/ Matthew Chambers
      Matthew Chambers
      As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated by reference.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE